Employee compensation and benefits	12 Months Ended
Dec. 31, 2019
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits

5	Employee compensation and benefits

	2019	2018	2017
	$m	$m	$m
Wages and salaries	15,581	14,751	15,227
Social security costs	1,472	1,490	1,419
Post-employment benefits	949	1,132	669
Year ended 31 Dec	18,002	17,373	17,315

Average number of persons employed by HSBC during the year by global business
	Footnotes	2019	2018	2017
Retail Banking and Wealth Management		141,044	135,239	134,021
Commercial Banking		46,416	48,757	46,716
Global Banking and Markets		51,127	48,990	49,100
Global Private Banking		7,099	8,206	7,817
Corporate Centre	1	1,369	1,658	7,134
Year ended 31 Dec		247,055	242,850	244,788

1	The reduction in the average number of people employed was due to the completion of the cost to achieve transformation programme at the end of 2017.

Average number of persons employed by HSBC during the year by geographical region
	2019	2018	2017
Europe	66,392	67,007	70,301
Asia	133,624	127,992	125,004
Middle East and North Africa	9,798	9,798	10,408
North America	16,615	17,350	18,610
Latin America	20,626	20,703	20,465
Year ended 31 Dec	247,055	242,850	244,788

Reconciliation of total incentive awards granted to income statement charge
	2019	2018	2017
	$m	$m	$m
Total incentive awards approved for the current year	3,341	3,473	3,303
Less: deferred bonuses awarded, expected to be recognised in future periods	(337)	(351)	(337)
Total incentives awarded and recognised in the current year	3,004	3,122	2,966
Add: current year charges for deferred bonuses from previous years	327	322	336
Other	(55)	(70)	(78)
Income statement charge for incentive awards	3,276	3,374	3,224
Share-based payments
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $478m were equity settled (2018: $450m; 2017: $500m), as follows:

	2019	2018	2017
	$m	$m	$m
Conditional share awards	521	499	520
Savings-related and other share award option plans	30	23	26
Year ended 31 Dec	551	522	546

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, LTI awards delivered in shares) and Group Performance Share Plans (‘GPSP’)
•    An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
•    Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are the LTI, which is subject to performance conditions.
•    Deferred share awards generally vest over a period of three, five or seven years.
•    Vested shares may be subject to a retention requirement post-vesting. GPSP awards are retained until cessation of employment.
•    Awards are subject to a malus provision prior to vesting.
•    Awards granted to Material Risk Takers from 2015 onwards are subject to clawback post-vesting.

International Employee Share Purchase Plan (‘ShareMatch’)
•    The plan was first introduced in Hong Kong in 2013 and now includes employees based in 27 jurisdictions.
•    Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
•    Matching awards are added at a ratio of one free share for every three purchased.
•    Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Movement on HSBC share awards
	2019	2018
	Number	Number
	(000s)	(000s)
Conditional share awards outstanding at 1 Jan	94,897	104,525
Additions during the year	71,858	61,569
Released in the year	(67,737)	(67,899)
Forfeited in the year	(1,963)	(3,298)
Conditional share awards outstanding at 31 Dec	97,055	94,897
Weighted average fair value of awards granted ($)	7.89	7.66

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
•    From 2014, employees eligible for the UK plan could save up to £500 per month with the option to use the savings to acquire shares.
•    These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
•    The exercise price is set at a 20% (2018: 20%) discount to the market value immediately preceding the date of invitation.

Calculation of fair values
The fair values of share options are calculated using a Black-Scholes model. The fair value of a share award is based on the share price at the date of the grant.

Movement on HSBC share option plans
		Savings-related share option plans
		Number	WAEP[1]
	Footnotes	(000s)	£
Outstanding at 1 Jan 2019		57,065	4.92
Granted during the year	2	32,130	4.69
Exercised during the year	3	(11,806)	4.40
Expired during the year		(11,321)	5.46
Forfeited during the year		(1,008)	4.99
Outstanding at 31 Dec 2019		65,060	4.81
Of which exercisable		2,149	4.53
Weighted average remaining contractual life (years)		2.77

Outstanding at 1 Jan 2018		64,670	4.49
Granted during the year	2	20,501	5.45
Exercised during the year	3	(23,260)	4.14
Expired during the year		(3,148)	5.20
Forfeited during the year		(1,698)	4.53
Outstanding at 31 Dec 2018		57,065	4.92
Of which exercisable		3,513	4.09
Weighted average remaining contractual life (years)		2.59

1	Weighted average exercise price.

2	The weighted average fair value of options granted during the year was $1.36 (2018: $1.40).

3	The weighted average share price at the date the options were exercised was $7.99 (2018: $8.28).
Post-employment benefit plans
The Group operates pension plans throughout the world for its employees. ‘Pension risk’ on page 170 contains details of the policies and practices associated with these pension plans. Some are defined benefit plans, of which the largest is the HBUK section of the HSBC Bank (UK) Pension Scheme (‘the principal plan’).
The principal plan has changed from being the combined HSBC Bank (UK) Pension Scheme to being only the HBUK section of the scheme. This is because the HSBC Bank (UK) Pension Scheme was fully sectionalised in 2018 to meet the requirements of the Banking Reform Act.
HSBC holds on its balance sheet the net surplus or deficit, which is the difference between the fair value of plan assets and the discounted value of scheme liabilities at the balance sheet date for each plan. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through potential future refunds from the schemes. In assessing whether a surplus is recoverable, HSBC has considered its current right to obtain a future refund or a reduction in future contributions.
The principal plan
The principal plan has a defined benefit section and a defined contribution section. The defined benefit section was closed to future benefit accrual in 2015, with defined benefits earned by employees at that date continuing to be linked to their salary while they remain employed by HSBC. The plan is overseen by an independent corporate trustee, who has a fiduciary responsibility for the operation of the plan. Its assets are held separately from the assets of the Group.
The investment strategy of the plan is to hold the majority of assets in bonds, with the remainder in a diverse range of investments. It also includes some interest rate swaps to reduce interest rate risk and inflation swaps to reduce inflation risk.
The latest funding valuation of the plan at 31 December 2016 was carried out by Colin G Singer of Willis Towers Watson Limited, who is a Fellow of the UK Institute and Faculty of Actuaries, using the projected unit credit method. At that date, the market value of the plan’s assets was £28.8bn ($38.1bn) and this exceeded the value placed on its liabilities on an ongoing basis by £1.4bn ($1.9bn), giving a funding level of 105%. These figures include defined contribution assets amounting to £2.0bn ($2.6bn). The main differences between the assumptions used for assessing the defined benefit liabilities for this funding valuation and those used for IAS 19 are more prudent assumptions for discount rate, inflation rate and life expectancy. The next funding valuation will have an effective date of 31 December 2019.
Although the plan was in surplus at the valuation date, HSBC continues to make further contributions to the plan to support a lower-risk investment strategy over the longer term. The remaining contributions are £160m ($212m) in each of 2020 and 2021.The main employer of the principal plan is HSBC UK Bank plc, with additional support from HSBC Holdings plc. The HSBC Bank (UK) Pension Scheme is fully sectionalised and no entities outside the ring fence participate in the HBUK section of the scheme. The sectionalisation, which took place in 2018, did not materially affect the overall funding position of the plan.
The actuary also assessed the value of the liabilities if the plan was to be stopped and an insurance company asked to secure all future pension payments. This is generally larger than the amount needed on the ongoing basis described above because an insurance company would use more prudent assumptions and include an explicit allowance for the future administrative expenses of the plan. Under this approach, the amount of assets needed was estimated to be £37bn ($49bn) at 31 December 2016.
Guaranteed minimum pension equalisation
Following a judgment issued by the High Court of Justice of England and Wales in 2018, we estimated the financial effect of equalising benefits in respect of guaranteed minimum pension (‘GMP’) equalisation, and any potential conversion of GMPs into non-GMP benefits, to be an approximate 0.9% increase in the principal plan’s liabilities, or £187m ($239m). This was recognised in the income statement in 2018. We continue to assess the impact of GMP equalisation, although no further amounts have been recognised in 2019.

Income statement charge
	2019	2018	2017
	$m	$m	$m
Defined benefit pension plans	176	355	100
Defined contribution pension plans	758	756	603
Pension plans	934	1,111	703
Defined benefit and contribution healthcare plans	15	21	(34)
Year ended 31 Dec	949	1,132	669

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	47,567	(40,582)	(16)	6,969
Defined benefit healthcare plans	121	(580)	—	(459)
At 31 Dec 2019	47,688	(41,162)	(16)	6,510
Total employee benefit liabilities (within Note 26 ‘Accruals, deferred income and other liabilities’)				(1,771)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				8,280

Defined benefit pension plans	42,799	(36,583)	(35)	6,181
Defined benefit healthcare plans	110	(524)	—	(414)
At 31 Dec 2018	42,909	(37,107)	(35)	5,767
Total employee benefit liabilities (within Note 26 ‘Accruals, deferred income and other liabilities’)				(2,167)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				7,934
HSBC Holdings
Employee compensation and benefit expense in respect of HSBC Holdings’ employees in 2019 amounted to $37m (2018: $37m). The average number of persons employed during 2019 was 60 (2018: 43). Employees who are members of defined benefit pension plans are principally members of either the HSBC Bank (UK) Pension Scheme or the HSBC International Staff Retirement Benefits Scheme. HSBC Holdings pays contributions to such plans for its own employees in accordance with the schedules of contributions determined by the trustees of the plans and recognises these contributions as an expense as they fall due.
Defined benefit pension plans

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2019	34,074	8,725	(26,616)	(9,967)	—	(35)	7,458	(1,277)
Service cost	—	—	(64)	(246)	—	—	(64)	(246)
– current service cost	—	—	(40)	(183)	—	—	(40)	(183)
– past service cost and gains/(losses) from settlements	—	—	(24)	(63)	—	—	(24)	(63)
Net interest income/(cost) on the net defined benefit asset/(liability)	939	269	(728)	(293)	—	—	211	(24)
Remeasurement effects recognised in other comprehensive income	2,205	867	(2,548)	(521)	—	20	(343)	366
– return on plan assets (excluding interest income)	2,205	870	—	—	—	—	2,205	870
– actuarial gains/(losses)	—	—	(2,548)	(1,348)	—	—	(2,548)	(1,348)
– other changes	—	(3)	—	827	—	20	—	844
Exchange differences	1,300	181	(1,036)	(180)	—	(1)	264	—
Benefits paid	(1,014)	(620)	1,014	694	—	—	—	74
Other movements[2]	370	271	(180)	89	—	—	190	360
At 31 Dec 2019	37,874	9,693	(30,158)	(10,424)	—	(16)	7,716	(747)

At 1 Jan 2018	37,747	9,518	(29,552)	(10,537)	—	(37)	8,195	(1,056)
Service cost	—	—	(293)	(202)	—	—	(293)	(202)
– current service cost	—	—	(44)	(179)	—	—	(44)	(179)
– past service cost and losses from settlements	—	—	(249)	(23)	—	—	(249)	(23)
Net interest income/(cost) on the net defined benefit asset/(liability)	955	235	(743)	(265)	—	(1)	212	(31)
Remeasurement effects recognised in other comprehensive income	(1,478)	(591)	1,153	440	—	—	(325)	(151)
– return on plan assets (excluding interest income)	(1,478)	(591)	—	—	—	—	(1,478)	(591)
– actuarial gains	—	—	1,153	403	—	—	1,153	403
– other changes	—	—	—	37	—	—	—	37
Exchange differences	(2,002)	(187)	1,565	122	—	3	(437)	(62)
Benefits paid	(1,132)	(544)	1,132	550	—	—	—	6
Other movements[2]	(16)	294	122	(75)	—	—	106	219
At 31 Dec 2018	34,074	8,725	(26,616)	(9,967)	—	(35)	7,458	(1,277)

1	Refer to page 286 for details on the principal plan.

2	Other movements include contributions by HSBC, contributions by employees, administrative costs and taxes paid by plan.
HSBC expects to make $384m of contributions to defined benefit pension plans during 2020. Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
	2020	2021	2022	2023	2024	2025-2029
	$m	$m	$m	$m	$m	$m
The principal plan[1,2]	1,081	1,113	1,145	1,178	1,212	6,611
Other plans[1]	471	525	521	486	479	2,332

1
The duration of the defined benefit obligation is 18.1 years for the principal plan under the disclosure assumptions adopted (2018: 17.0 years) and 13.2 years for all other plans combined (2018: 12.3 years).

2	Refer to page 286 for details on the principal plan.

Fair value of plan assets by asset classes
	31 Dec 2019				31 Dec 2018
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan[2]
Fair value of plan assets	37,874	33,921	3,953	—	34,074	30,670	3,404	—
– equities	662	312	350	—	3,152	3,152	—	—
– bonds	31,699	31,699	—	—	26,509	26,509	—	—
– derivatives	2,052	—	2,052	—	2,030	—	2,030	—
– other	3,461	1,910	1,551	—	2,383	1,009	1,374	—
Other plans
Fair value of plan assets	9,693	8,702	991	1,422	8,725	7,425	1,300	1,216
– equities	2,065	1,455	610	2	2,186	1,265	921	2
– bonds	6,608	6,376	232	8	5,707	5,559	148	7
– derivatives	—	—	—	1,183	37	—	37	1,034
– other	1,020	871	149	229	795	601	194	173

1	The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 35.

2	Refer to page 286 for details on the principal plan.
Post-employment defined benefit plans’ principal actuarial financial assumptions
HSBC determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high-quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions for the principal plan[1]
	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase
	%	%	%	%
UK
At 31 Dec 2019	2.00	3.10	2.90	3.65
At 31 Dec 2018	2.80	3.40	3.10	3.65

1	Refer to page 286 for details on the principal plan.

Mortality tables and average life expectancy at age 60[4] for the principal plan[3]
	Mortality table	Life expectancy at age 60[4] for a male member currently:		Life expectancy at age 60[4] for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
UK
At 31 Dec 2019	SAPS S2[1]	28.0	29.4	28.2	29.8
At 31 Dec 2018	SAPS S2[2]	28.1	29.6	28.4	30.0

1
Self-administered pension scheme (‘SAPS’) S2 table (males: 'Normal health pensioners' version; females: 'All pensioners' version) with a multiplier of 0.94 for male and 1.15 for female pensioners. Improvements are projected in accordance with the continual mortality investigation (‘CMI’) 2018 core projection model with an initial addition to improvements of 0.25% per annum and a long-term rate of improvement of 1.25% per annum. Separate tables have been applied to lower-paid pensioners and dependant members.

2
Self-administered pension scheme (‘SAPS’) S2 table (males: 'Normal health pensioners' version; females: 'All pensioners' version) with a multiplier of 0.94 for male and 1.15 for female pensioners. Improvements are projected in accordance with the continual mortality investigation (‘CMI’) 2017 core projection model with a long-term rate of improvement of 1.25% per annum. Separate tables have been applied to lower-paid pensioners and dependant members.

3	Refer to page 286 for details on the principal plan.

4
The presentation of the mortality table has been updated to show life expectancies at the age of 60 rather than 65 as presented in prior years to better reflect market disclosure practices. The prior year data have been updated accordingly.

The effect of changes in key assumptions on the principal plan[1]
	Impact on HBUK section of the HSBC Bank (UK) Pension Scheme obligation
	Financial impact of increase		Financial impact of decrease
	2019	2018	2019	2018
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(1,305)	(1,078)	1,395	1,149
Inflation rate – increase/decrease of 0.25%	781	726	(738)	(716)
Pension payments and deferred pensions – increase/decrease of 0.25%	1,100	1,181	(1,026)	(1,112)
Pay – increase/decrease of 0.25%	73	28	(72)	(29)
Change in mortality – increase of 1 year	1,267	995	N/A	N/A

1	Refer to page 286 for details on the principal plan.
Directors’ emoluments
Details of Directors’ emoluments, pensions and their interests are disclosed in the Directors’ remuneration report on page 220.